Goodwill - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Goodwill [Abstract]
Pre-tax cash flow projections period	5 years	5 years
Service revenue annual growth rate	2.00%	1.00%
Discount rate	11.00%	10.00%
Impairment of goodwill	¥ 0	¥ 0